Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Jul. 01, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
Potomac Defensive Bull Fund
Account Value [Line Items]
Line Graph and Table Measure Name						Potomac Defensive Bull Fund
Accumulated Value	$ 10,000	$ 14,904	$ 13,059	$ 18,376	$ 20,168	$ 22,734
Potomac Managed Volatility Fund
Account Value [Line Items]
Line Graph and Table Measure Name						Potomac Managed Volatility Fund
Accumulated Value	10,000	10,539	9,786	10,486	10,822	$ 11,195
Potomac Tactical Opportunities Fund
Account Value [Line Items]
Line Graph and Table Measure Name						Potomac Tactical Opportunities Fund
Accumulated Value	10,000	12,481	9,611	12,159	12,324	$ 12,429
Potomac Tactical Rotation Fund
Account Value [Line Items]
Line Graph and Table Measure Name						Potomac Tactical Rotation Fund
Accumulated Value	10,000	12,785	11,922	12,909	13,441	$ 14,106
S&P 500® Index, Potomac Defensive Bull Fund
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
Accumulated Value	10,000	14,079	12,585	15,051	18,746	$ 21,589
Bloomberg Global-Aggregate Total ReturnIndex
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global-Aggregate Total Return Index
Accumulated Value	10,000	10,263	8,698	8,584	8,663	$ 9,435
S&P 500® Index, Potomac Tactical Opportunities Fund
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
Accumulated Value	10,000	14,079	12,585	15,051	18,746	$ 21,589
S&P 500® Index, Potomac Tactical Rotation Fund
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
Accumulated Value	10,000	14,079	12,585	15,051	18,746	$ 21,589
S&P Target Risk Aggressive Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Risk Aggressive Index
Accumulated Value	10,000	13,152	11,354	12,859	14,846	$ 16,958
S&P Target Risk Conservative Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Risk Conservative Index
Accumulated Value	10,000	11,172	9,872	10,359	11,183	$ 12,245
S&P Target Risk Balanced Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Risk Balanced Index
Accumulated Value	10,000	12,341	10,757	11,817	13,287	$ 14,928
S&P Target Risk Moderate Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Risk Moderate Index
Accumulated Value	$ 10,000	$ 11,555	$ 10,166	$ 10,831	$ 11,854	$ 13,094